Fort Pitt Capital Total Return Fund
SCHEDULE OF INVESTMENTS
January 31, 2023 (Unaudited)

COMMON STOCKS - 96.50%	Shares	Value
Aerospace/Defense - 1.55%
Raytheon Technologies Corp.	10,412	$1,039,638

Applications Software - 5.55%
Microsoft Corp.	14,997	3,716,407

Brewery - 1.79%
Constellation Brands, Inc. - Class A	5,179	1,199,042

Commercial Services - 1.24%
GXO Logistics, Inc.*	15,946	834,454

Computers - 1.88%
Apple, Inc.	8,730	1,259,652

Consumer Products - Miscellaneous - 2.73%
Kimberly-Clark Corp.	14,039	1,825,210

Diagnostic Equipment - 4.13%
Danaher Corp.	3,278	866,638
Thermo Fisher Scientific, Inc.	3,330	1,899,199
		2,765,837

Diversified Manufacturing - 5.86%
Parker-Hannifin Corp.	12,025	3,920,150

Electronic Components - Semiconductor - 11.68%
Advanced Micro Devices, Inc.*	43,085	3,237,838
Broadcom, Inc.	1,465	857,040
Texas Instruments, Inc.	21,000	3,721,410
		7,816,288

Finance - Investment Banker/Broker - 5.48%
Charles Schwab Corp.	47,369	3,667,308

Industrial Automation/Robot - 6.53%
Rockwell Automation, Inc.	15,498	4,370,901

Instruments - Controls - 5.40%
Honeywell International, Inc.	17,338	3,614,626

Insurance Brokers - 6.88%
Arthur J. Gallagher & Co.	23,519	4,603,139

Investment Management/Advisor Services - 1.87%
Apollo Global Management, Inc.	17,678	1,251,249

Lasers - Systems/Components - 3.40%
Coherent Corp.*	52,435	2,275,679

Machinery-Farm - 0.66%
Deere & Co.	1,048	443,136

Medical - Drugs - 4.01%
Bristol-Myers Squibb Co.	23,303	1,692,963
Merck & Co., Inc.	9,235	991,931
		2,684,894

Medical Products - 5.28%
Abbott Laboratories	32,000	3,537,600

Oil Exploration & Production - 0.85%
Devon Energy Corp.	8,954	566,251

Pipelines - 1.47%
Kinder Morgan, Inc.	53,799	984,522

Private Equity - 1.96%
Blackstone, Inc.	13,690	1,313,692

Retail - Apparel/Shoes - 1.19%
Lululemon Athletica, Inc.*	2,588	794,205

Retail - Building Products - 1.73%
Lowe's Cos., Inc.	5,555	1,156,829

Retail - Discount - 2.24%
Target Corp.	8,700	1,497,618

Retail - Restaurants - 0.36%
Starbucks Corp.	2,214	241,636

Semiconductor Equipment - 1.02%
Lam Research Corp.	1,371	685,637

Super-Regional Banks - U.S. - 5.07%
PNC Financial Services Group, Inc.	20,500	3,391,315

Telecommunication Equipment - 2.89%
Ciena Corp.*	37,191	1,934,676

Web Portals/ISP - 1.80%
Alphabet, Inc. - Class A*	12,220	1,207,824

TOTAL COMMON STOCKS (Cost $29,111,280)		64,599,415

REITs: 1.64%
Real Estate - 1.64%
Digital Realty Trust, Inc.	6,136	703,308
Gaming and Leisure Properties, Inc.	7,369	394,684
TOTAL REITs (Cost $1,112,230)		1,097,992

MONEY MARKET FUND - 1.72%
Money Market Fund - 1.72%
Invesco STIT-Government & Agency Portfolio - Institutional Class, 4.295% †	1,154,167	1,154,167
TOTAL MONEY MARKET FUND (Cost $1,154,167)		1,154,167

Total Investments (Cost $31,337,677) - 99.86%		66,851,574
Other Assets in Excess of Liabilities - 0.14%		92,352
TOTAL NET ASSETS - 100.00%		$66,943,926

* Non-income producing security.
† Rate shown is the 7-day annualized yield at January 31, 2023.
REIT - Real Estate Investment Trust

Fort Pitt Capital Total Return Fund
Summary of Fair Value Disclosure at January 31, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2023:

	Level 1	Level 2	Level 3	Total
Common Stocks
Communications	$3,142,501	$-	$-	$3,142,501
Consumer, Cyclical	3,690,287	-	-	3,690,287
Consumer, Non-cyclical	12,847,037	-	-	12,847,037
Energy	1,550,773	-	-	1,550,773
Financial	14,226,703	-	-	14,226,703
Industrial	15,664,131	-	-	15,664,131
Technology	13,477,983	-	-	13,477,983
Total Common Stocks	64,599,415	-	-	64,599,415
REITS	1,097,992	-	-	1,097,992
Money Market Fund	1,154,167	-	-	1,154,167
Total Investments	$66,851,574	$-	$-	$66,851,574

Refer to the Fund’s schedule of investments for a detailed break-out of securities by industry classification.